Employee Benefits - Summary of Key Management Personnel Compensation (Parenthetical) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements [Line Items]
Short-term employee benefits	$ 5,245,763	$ 5,730,340	$ 6,626,354
Post-employment benefits	215,856	155,086	88,396
Share-based payments	$ 3,693,072	$ 3,114,043	5,697,529
Bottom of range [member]
Statements [Line Items]
Short-term employee benefits			26,676
Post-employment benefits			10,881
Share-based payments			88,507
Top of range [member]
Statements [Line Items]
Short-term employee benefits			6,626,354
Post-employment benefits			88,396
Share-based payments			$ 5,697,529